Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2015
Related Party Transactions
Schedule of Related Party Transactions Basis
	For the Years Ended May 29,
	(In thousands of U.S. Dollars, except for Variable, Sales and Acquisition Fees)
	2013	2014	2015
Fixed Fee	$0.700	$0.700	$0.800
Variable Fee	1.25%	1.25%	1.25%
Supervision Fee	$550	$550	$550
Sales Fee	1.00%	1.00%	1.00%
Acquisition Fee	1.00%	1.00%	1.00%

Fees pursuant to the Management Agreement, the Shipmanagement Agreements and the Supervision Agreements
	Year Ended December 31,
	(In thousands of U.S. Dollars)
	2013	2014	2015
Fixed and Variable fees	$8,379	$8,962	$10,764
Supervision Fees	1,925	2,200	1,925
Acquisition Fees	823	1,429	1,160